Investment Portfolio	as of October 31, 2019 (Unaudited)

DWS Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 34.7%
Communication Services 4.5%
Amazon.com, Inc., 4.25%, 8/22/2057		500,000	612,245
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.312% **, 6/12/2024		2,256,000	2,295,203
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		890,000	943,400
Charter Communications Operating LLC, 3.75%, 2/15/2028		560,000	576,956
Comcast Corp.:
2.65%, 2/1/2030		494,000	500,689
3.55%, 5/1/2028		2,015,000	2,175,585
4.15%, 10/15/2028		520,000	587,382
4.6%, 10/15/2038		1,110,000	1,318,924
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	782,179
Netflix, Inc.:
5.5%, 2/15/2022		2,750,000	2,915,000
5.875%, 11/15/2028		1,350,000	1,486,688
Symantec Corp., 3.95%, 6/15/2022		2,500,000	2,569,416
VeriSign, Inc.:
4.625%, 5/1/2023		2,750,000	2,798,125
5.25%, 4/1/2025		2,750,000	3,011,250
Verizon Communications, Inc., 4.016%, 12/3/2029		800,000	895,433
			23,468,475
Consumer Discretionary 2.1%
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		2,189,000	2,332,967
General Motors Financial Co., Inc., 4.35%, 4/9/2025		2,145,000	2,252,996
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		900,000	915,750
Hyundai Capital America, 144A, 3.5%, 11/2/2026		1,700,000	1,718,813
Las Vegas Sands Corp., 3.9%, 8/8/2029		270,000	277,784
Lowe's Companies, Inc., 4.55%, 4/5/2049		269,000	308,687
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	923,625
Sands China Ltd., 4.6%, 8/8/2023		1,200,000	1,269,504
Starbucks Corp., 4.5%, 11/15/2048		660,000	765,518
			10,765,644
Consumer Staples 1.3%
Altria Group, Inc.:
4.8%, 2/14/2029		490,000	537,935
5.95%, 2/14/2049		340,000	399,948
Anheuser-Busch InBev Worldwide, Inc.:
5.45%, 1/23/2039		920,000	1,158,423
5.55%, 1/23/2049		581,000	767,273
Constellation Brands, Inc., 5.25%, 11/15/2048		380,000	469,035
Keurig Dr Pepper, Inc.:
4.057%, 5/25/2023		580,000	615,050
4.597%, 5/25/2028		790,000	895,676
Kraft Heinz Foods Co., 144A, 3.75%, 4/1/2030		620,000	633,685
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		575,000	677,297
PepsiCo, Inc., 3.375%, 7/29/2049		275,000	293,586
			6,447,908
Energy 3.7%
Apache Corp., 4.375%, 10/15/2028		960,000	952,576
Canadian Natural Resources Ltd., 3.85%, 6/1/2027		1,445,000	1,529,069
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		600,000	690,048
Cheniere Energy Partners LP, 5.625%, 10/1/2026		3,550,000	3,749,687
Devon Energy Corp., 5.0%, 6/15/2045		1,020,000	1,160,534
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		1,568,000	1,767,095
Energy Transfer Operating LP:
4.05%, 3/15/2025		1,500,000	1,574,897
4.25%, 3/15/2023		2,150,000	2,253,681
Enterprise Products Operating LLC, 4.2%, 1/31/2050		738,000	780,445
Exxon Mobil Corp., 2.44%, 8/16/2029		871,000	877,600
Hess Corp., 5.8%, 4/1/2047		825,000	958,457
Kinder Morgan, Inc., 5.2%, 3/1/2048		635,000	722,343
MPLX LP, 5.5%, 2/15/2049		795,000	893,502
Occidental Petroleum Corp., 3.5%, 8/15/2029		664,000	672,812
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		520,000	624,267
			19,207,013
Financials 8.9%
Air Lease Corp., 4.625%, 10/1/2028		775,000	858,991
Aircastle Ltd., 4.4%, 9/25/2023		1,214,000	1,276,259
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		682,000	714,184
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		1,064,000	1,117,870
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		300,000	312,078
Banco Santander SA, 2.706%, 6/27/2024		3,000,000	3,046,511
Bank of America Corp.:
2.884%, 10/22/2030		1,290,000	1,297,390
3.824%, 1/20/2028		3,934,000	4,233,586
Bank of New Zealand, 144A, 3.5%, 2/20/2024		1,200,000	1,256,990
BPCE SA, 144A, 4.625%, 9/12/2028		1,050,000	1,181,932
Citigroup, Inc.:
2.976%, 11/5/2030 (b)		570,000	574,803
3.2%, 10/21/2026		1,000,000	1,037,118
3.98%, 3/20/2030		755,000	823,028
5.5%, 9/13/2025		1,500,000	1,715,910
Credit Suisse Group AG:
144A, 2.593%, 9/11/2025		450,000	448,446
144A, 4.282%, 1/9/2028		570,000	619,514
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	939,216
Discover Bank, 2.45%, 9/12/2024		770,000	771,367
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		656,000	714,453
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035		555,000	585,773
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		430,000	431,994
HSBC Holdings PLC, 2.633%, 11/7/2025 (b)		1,400,000	1,400,000
JPMorgan Chase & Co.:
2.739%, 10/15/2030		1,000,000	997,420
3.782%, 2/1/2028		2,385,000	2,565,318
Morgan Stanley, 4.431%, 1/23/2030		3,125,000	3,509,644
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	851,960
PayPal Holdings, Inc.:
2.65%, 10/1/2026		843,000	853,198
2.85%, 10/1/2029		230,000	231,373
Prudential Financial, Inc., 4.35%, 2/25/2050		295,000	340,973
REC Ltd., 144A, 5.25%, 11/13/2023		1,345,000	1,446,158
Santander Holdings U.S.A., Inc., 144A, 3.244%, 10/5/2026		1,000,000	1,003,050
State Street Corp., 4.141%, 12/3/2029		1,524,000	1,727,149
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	861,357
Synchrony Financial, 4.375%, 3/19/2024		630,000	670,056
The Allstate Corp., 3.85%, 8/10/2049		330,000	367,856

The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		1,255,000	1,335,123
3.814%, 4/23/2029		1,035,000	1,098,640
Wells Fargo & Co.:
3.196%, 6/17/2027		970,000	1,004,930
4.15%, 1/24/2029		1,645,000	1,827,251
			46,048,869
Health Care 3.4%
AbbVie, Inc., 4.45%, 5/14/2046		240,000	248,052
Alcon Finance Corp.:
144A, 2.75%, 9/23/2026		300,000	306,280
144A, 3.0%, 9/23/2029		650,000	663,363
Allergan Funding SCS, 4.75%, 3/15/2045		300,000	319,304
Anthem, Inc., 2.875%, 9/15/2029		380,000	376,380
Boston Scientific Corp., 4.0%, 3/1/2029		632,000	703,646
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		880,000	1,029,138
CVS Health Corp., 5.05%, 3/25/2048		900,000	1,037,368
DH Europe Finance II Sarl:
0.75%, 9/18/2031	EUR	2,010,000	2,197,195
2.6%, 11/15/2029 (b)		280,000	282,888
3.4%, 11/15/2049 (b)		530,000	541,032
Eli Lilly & Co.:
3.95%, 3/15/2049		625,000	731,054
4.15%, 3/15/2059		140,000	167,514
HCA, Inc.:
5.25%, 6/15/2026		1,900,000	2,126,154
5.375%, 9/1/2026		750,000	817,500
7.5%, 2/15/2022		2,565,000	2,845,867
Merck & Co., Inc., 4.0%, 3/7/2049		789,000	942,078
Pfizer, Inc., 4.2%, 9/15/2048		615,000	735,517
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		1,090,000	1,084,410
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		327,000	336,148
4.45%, 12/15/2048		244,000	287,967
			17,778,855
Industrials 2.2%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		1,172,000	1,264,588
BBA U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028 (b)		1,905,000	1,890,713
CSX Corp.:
3.35%, 9/15/2049		500,000	494,212
4.25%, 11/1/2066		230,000	247,453
Delta Air Lines, Inc., 4.375%, 4/19/2028		850,000	893,634
FedEx Corp., 4.05%, 2/15/2048		729,000	719,920
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		1,168,000	1,248,303
Norfolk Southern Corp., 4.1%, 5/15/2049		445,000	503,659
Parker-Hannifin Corp., 3.25%, 6/14/2029		370,000	388,185
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		2,380,000	2,436,525
Union Pacific Corp., 4.5%, 9/10/2048		645,000	778,784
United Technologies Corp., 4.625%, 11/16/2048		465,000	586,917
			11,452,893
Information Technology 3.1%
Apple, Inc.:
2.05%, 9/11/2026		1,005,000	1,001,174
3.75%, 9/12/2047		950,000	1,055,567
Broadcom, Inc.:
144A, 3.125%, 4/15/2021		632,000	639,426
144A, 3.625%, 10/15/2024		1,200,000	1,232,887
144A, 4.75%, 4/15/2029		275,000	291,497
Dell International LLC:
144A, 4.9%, 10/1/2026		2,208,000	2,395,660
144A, 5.875%, 6/15/2021		1,095,000	1,111,841
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		655,000	710,675
Fiserv, Inc., 3.5%, 7/1/2029		1,390,000	1,470,373
International Business Machines Corp., 3.5%, 5/15/2029		1,175,000	1,263,066
Microsoft Corp., 3.7%, 8/8/2046		775,000	881,916
NXP BV:
144A, 3.875%, 9/1/2022		1,845,000	1,907,903
144A, 3.875%, 6/18/2026		1,440,000	1,516,166
Oracle Corp., 4.0%, 11/15/2047		605,000	678,142
			16,156,293
Materials 0.9%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		750,000	790,837
Corp. Nacional del Cobre de Chile, 144A, 3.0%, 9/30/2029		1,173,000	1,170,150
DuPont de Nemours, Inc., 5.419%, 11/15/2048		285,000	354,608
Reynolds Group Issuer, Inc., 6.875%, 2/15/2021		722,530	723,434
SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024		610,000	657,787
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026		1,000,000	1,109,010
			4,805,826
Real Estate 1.7%
American Tower Corp., (REIT), 3.8%, 8/15/2029		515,000	550,552
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		820,000	882,695
(REIT), 5.25%, 1/15/2023		640,000	699,062
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	716,002
Office Properties Income Trust:
(REIT), 4.15%, 2/1/2022		395,000	404,170
(REIT), 4.25%, 5/15/2024		395,000	405,826
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027 (c)		235,000	253,763
(REIT), 4.75%, 1/15/2028		265,000	289,701
(REIT), 5.25%, 1/15/2026		700,000	775,909
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		1,350,000	1,377,202
(REIT), 4.875%, 9/1/2024		875,000	908,906
Service Properties Trust, (REIT), 3.95%, 1/15/2028		500,000	482,174
Welltower, Inc., (REIT), 3.1%, 1/15/2030		820,000	830,547
			8,576,509
Utilities 2.9%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,314,885
EDP Finance BV, 144A, 3.625%, 7/15/2024		1,555,000	1,607,393
Enel Finance International NV, 144A, 4.25%, 9/14/2023		1,400,000	1,487,491
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		218,000	228,950
3.5%, 4/1/2029		740,000	787,767
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,750,000	1,745,625
144A, 4.25%, 7/15/2024		2,700,000	2,773,440
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	3,096,492
Sempra Energy, 4.0%, 2/1/2048		680,000	712,092
Southern California Edison Co., 3.7%, 8/1/2025		600,000	636,095
Southern Power Co., Series F, 4.95%, 12/15/2046		745,000	828,905
			15,219,135
Total Corporate Bonds (Cost $170,682,419)			179,927,420
Mortgage-Backed Securities Pass-Throughs 10.4%
Federal Home Loan Mortgage Corp.:
3.0%, 11/1/2049		5,000,000	5,045,219
3.5%, with various maturities from 6/1/2028 until 7/1/2045		5,805,708	6,130,791
4.5%, 12/1/2040		774,666	839,928
5.5%, with various maturities from 6/1/2039 until 5/1/2041		1,249,630	1,391,778
6.0%, 11/1/2038		355,693	398,424
7.5%, 2/1/2035		154,253	177,179
Federal National Mortgage Association:
3.0%, 12/1/2042		735,057	758,246
3.5%, with various maturities from 11/1/2042 until 12/1/2046		10,913,156	11,501,311
4.0%, with various maturities from 9/1/2040 until 5/1/2047		8,607,204	9,179,865
4.5%, with various maturities from 9/1/2039 until 11/1/2043		1,979,539	2,144,211
5.5%, with various maturities from 2/1/2031 until 2/1/2042		2,021,575	2,248,673
6.5%, with various maturities from 5/1/2023 until 4/1/2037		95,832	107,421
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		834,320	862,123
4.0%, 11/1/2049 (b)		6,000,000	6,239,062
4.5%, with various maturities from 7/15/2040 until 6/20/2049		6,146,234	6,465,591
5.5%, 6/15/2042		127,078	142,585
6.5%, with various maturities from 12/15/2023 until 7/15/2039		440,821	504,034
Total Mortgage-Backed Securities Pass-Throughs (Cost $53,331,401)			54,136,441
Asset-Backed 9.1%
Automobile Receivables 3.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		6,850,000	6,936,557
Avis Budget Rental Car Funding AESOP LLC:
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,200,000	2,208,254
"C", Series 2019-1A, 144A, 4.53%, 3/20/2023		500,000	515,278
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,000,000	1,032,901
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024		5,200,000	5,333,717
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		750,000	766,345
			16,793,052
Credit Card Receivables 2.9%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.121% **, 4/17/2023		6,900,000	6,900,004
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 2.348% **, 8/8/2024		4,300,000	4,300,864
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,990,590
			15,191,458
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		47,826	48,924
Miscellaneous 2.9%
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.384% **, 7/23/2030		3,300,000	3,260,449
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	753,580
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	982,921
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		2,510,000	2,548,171
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		469,446	467,441
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.893%, 11/25/2036		1,334,085	1,359,491
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		4,698,518	4,784,023
NRZ Excess Spread-Collateralized Notes, "D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		938,279	944,275
			15,100,351
Total Asset-Backed (Cost $46,784,133)			47,133,785
Commercial Mortgage-Backed Securities 6.0%
20 Times Square Trust, "C", Series 2018-20TS, 144A, 3.1% **, 5/15/2035		1,500,000	1,531,743
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.271% **, 9/15/2034		667,000	666,770
Braemar Hotels & Resorts Trust Prime, "C", Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 3.164% **, 6/15/2035		935,000	931,550
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.214% **, 11/15/2035		588,959	590,068
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.014% **, 11/15/2034		1,980,000	1,972,563
Citigroup Commercial Mortgage Trust, "D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		1,275,000	1,338,449
CSAIL Commercial Mortgage Trust:
"A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,079,902
"B", Series 2019-C15, 4.476%, 3/15/2052		2,000,000	2,237,402
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 3.596% **, 11/19/2035		2,250,000	2,251,391
FHLMC Multifamily Structured Pass-Through Certificates:
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029		22,500,000	1,675,235
"X1", Series K043, Interest Only, 0.538% **, 12/25/2024		15,137,720	369,574
"X1", Series K054, Interest Only, 1.174% **, 1/25/2026		5,425,055	340,787
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,674,892	2,557,795
GS Mortgage Securities Corp., Trust, "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 3.521% **, 11/15/2035		1,750,000	1,751,071
GS Mortgage Securities Trust, "AAB", Series 2014-GC18, 3.648%, 1/10/2047		145,693	150,111
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.221% **, 12/15/2033		500,000	498,901
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	837,036
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.314% **, 11/15/2035		1,400,000	1,405,703
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.06% **, 12/15/2050		6,201,551	403,341
"AS", Series 2017-C7, 4.061%, 12/15/2050		2,000,000	2,175,671
"B", Series 2018-C13, 4.786%, 10/15/2051		2,000,000	2,261,599
US 2018-USDC, "C", Series 2018-USDC, 144A, 4.428%, 5/13/2038		890,000	981,664
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	1,046,002
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,614,159
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	544,181
Total Commercial Mortgage-Backed Securities (Cost $30,424,497)			31,212,668
Collateralized Mortgage Obligations 10.3%
Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		154,480	127,940
Banc of America Mortgage Trust, "2A2", Series 2004-A, 4.799% **, 2/25/2034		111,045	113,068
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 5.095% **, 12/25/2035		242,406	251,391
COLT Funding LLC, "A1", Series 2019-1, 144A, 3.705%, 3/25/2049		1,127,773	1,138,822
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 3.973% ** , 9/25/2031		658,000	660,166
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.123% ** , 8/25/2031		1,143,333	1,150,258
CHL Mortgage Pass Through Trust, "2A5", Series 2004-13, 5.75%, 8/25/2034		211,187	213,536
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		209,915	106,193
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.823% ** , 10/25/2028		60,973	61,116
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 3.823% ** , 3/25/2031		833,333	834,799
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 3.973% ** , 10/25/2030		1,000,000	1,005,394
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 4.073% ** , 7/25/2030		1,000,000	1,009,708
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.173% ** , 1/25/2031		2,000,000	2,019,822
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,516,697	165,456
"UA", Series 4298, 4.0%, 2/15/2054		161,505	162,831
"6", Series 233, Interest Only, 4.5%, 8/15/2035		206,219	32,663
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		583,238	16,396
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		1,871,588	335,257
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		11,157,428	1,987,907
"A", Series 172, Interest Only, 6.5%, 1/1/2024		125,263	12,085
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	2,002,486
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,851,613
"ZL", Series 2017-55, 3.0%, 10/25/2046		3,753,451	3,700,369
"PZ", Series 2016-9, 3.5%, 3/25/2046		6,415,312	7,303,605
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,337,367
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,298,785	391,313
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.273% ** , 3/25/2049		2,530,000	2,548,246
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.323% ** , 3/25/2030		1,000,000	1,020,019
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.473% ** , 1/25/2049		225,000	227,922
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,157,203
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,319,207
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		6,255,340	496,482
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		5,106,185	536,557
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,126,497	1,248,950
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,215,921	3,591,659
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,405,645	118,181
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,288,371	385,509
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,047,704	162,809
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		639,236	99,517
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		210,037	7,359
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		480,522	73,445
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 8.274% ** , 6/20/2044		636,115	722,773
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 4.21% **, 4/25/2036		554,922	548,508
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.163% **, 10/25/2033		218,888	223,285
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		1,378,385	1,382,999
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		1,810,042	1,834,321
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.923% ** , 9/25/2048		1,081,081	1,084,933
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 3.973% ** , 12/25/2030		1,400,000	1,410,688
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		2,570,219	2,599,060
Wells Fargo Mortgage-Backed Securities Trust:
"2A3", Series 2004-EE, 4.91% **, 12/25/2034		112,775	115,076
"2A16", Series 2005-AR10, 4.927% **, 6/25/2035		213,006	218,166
Total Collateralized Mortgage Obligations (Cost $47,753,874)			53,124,435
Government & Agency Obligations 22.0%
Other Government Related (d) 0.2%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	947,826
Sovereign Bonds 1.5%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		750,000	826,875
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	479	50
Republic of Indonesia, 4.45%, 2/11/2024		680,000	729,618
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	2,585,000	3,020,571
Republic of South Africa, 4.875%, 4/14/2026		1,710,000	1,762,801
State of Qatar:
144A, 3.25%, 6/2/2026		700,000	734,076
144A, 4.0%, 3/14/2029		500,000	554,379
			7,628,370
U.S. Government Sponsored Agency 0.4%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,217,945
U.S. Treasury Obligations 19.9%
U.S. Treasury Bills:
1.564% ***, 9/10/2020		1,000,000	986,959
1.595% ***, 9/10/2020		875,000	863,589
1.763% ***, 7/16/2020 (e)		2,330,000	2,304,535
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	804,487
2.875%, 5/15/2049		14,827,000	17,084,643
3.0%, 2/15/2049		16,573,000	19,538,013
U.S. Treasury Notes:
1.625%, 8/15/2029		34,988,000	34,778,892
2.25%, 4/30/2024		12,485,000	12,873,693
2.375%, 5/15/2029		13,028,000	13,814,260
			103,049,071
Total Government & Agency Obligations (Cost $111,096,604)			113,843,212
Commercial Paper 0.3%
Materials
Nationwide Building Society, 2.23% **, 3/12/2020 (Cost $1,488,065)		1,500,000	1,489,870
		Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)		315	10,065
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.72% (g) (h) (Cost $256,300)		256,300	256,300
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 1.82% (g)		37,720,802	37,720,802
DWS ESG Liquidity Fund "Capital Shares", 2.01% (g)		3,367	3,368
Total Cash Equivalents (Cost $37,724,169)			37,724,170
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $499,611,682)		100.1	518,858,366
Other Assets and Liabilities, Net		(0.1)	(733,123)
Net Assets		100.0	518,125,243

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2019 are as follows:

Value ($) at 1/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2019	Value ($) at 10/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.72% (g) (h)
1,975,603	—	1,719,303 (i)	—	—	25,162	—	256,300	256,300
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 1.82% (g)
7,118,202	187,939,649	157,337,049	—	—	195,092	—	37,720,802	37,720,802
DWS ESG Liquidity Fund “Capital Shares”, 2.01% (g)
3,304	64	—	—	—	62	—	3,367	3,368
9,097,109	187,939,713	159,056,352	—	—	220,316	—	37,980,469	37,980,470

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at October 31, 2019 amounted to $251,603, which is 0.05% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2019	59	8,432,324	8,384,454	(47,870)

At October 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	12/19/2019	46	8,975,627	8,728,500	247,127

At October 31, 2019, open credit default swap contracts sold were as follows:

Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Received ($)	Unrealized Appreciation ($)
Markit Commercial Mortgage Backed Securities Index Series 12	2.0%/ Monthly	Morgan Stanley 8/17/2061	2,500,000	USD	(27,058)	(76,338)	49,280

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At October 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	9,600,000	USD	10,609,057	11/21/2019	(112,616)	State Street Bank and Trust
EUR	2,000,000	USD	2,210,951	12/13/2019	(26,512)	Morgan Stanley
Total unrealized depreciation					(139,128)

Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$179,927,420	$—	$179,927,420
Mortgage-Backed Securities Pass-Throughs	—	54,136,441	—	54,136,441
Asset-Backed	—	47,133,785	—	47,133,785
Commercial Mortgage-Backed Securities	—	31,212,668	—	31,212,668
Collateralized Mortgage Obligations	—	53,124,435	—	53,124,435
Government & Agency Obligations	—	113,843,212	—	113,843,212
Commercial Paper	—	1,489,870	—	1,489,870
Warrants	—	—	10,065	10,065
Short-Term Investments (k)	37,980,470	—	—	37,980,470
Derivatives (l)
Futures Contracts	247,127	—	—	247,127
Credit Default Swap Contracts	—	49,280	—	49,280
Total	$38,227,597	$480,917,111	$10,065	$519,154,773
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(47,870)	$—	$—	$(47,870)
Forward Foreign Currency Contracts	—	(139,128)	—	(139,128)
Total	$(47,870)	$(139,128)	$—	$(186,998)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 49,280	$ —
Interest Rate Contracts	$ 199,257	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (139,128)